Inventories (Tables)	12 Months Ended
Dec. 29, 2013
Inventory Disclosure [Abstract]
Summary of Inventories
At the end of 2013 and 2012, inventories were comprised of:

(Dollars in Millions)	2013	2012
Raw materials and supplies	$1,224	1,416
Goods in process	2,612	2,262
Finished goods	4,042	3,817
Total inventories	$7,878	7,495